Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares		Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	[1]	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized (in Shares)	[1]	3,000,000	3,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,444,350	1,280,301
Ordinary shares, shares outstanding (in Shares)	[1]	1,444,350	1,280,301

[1]	Adjusted to reflect the reverse stock splits, see Note 6 and 8.